EATON VANCE SMALL-CAP
                                   GROWTH FUND
                               EATON VANCE SPECIAL
                                  EQUITIES FUND
                            Supplement to Prospectus
                                dated May 2, 2005

                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                           Supplement to Prospectuses
                               dated May 30, 2005


Effective July 1, 2005, Martha G. Locke will be the portfolio manager of the Eaton Vance Small-Cap Growth Fund, Eaton Vance Special Equities Fund, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than 5 years and co-managed another Eaton Vance portfolio from 2001 to 2003.




July 23, 2005                                                            SCETGPS